UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-06578
The Glenmede Portfolios
(Exact name of registrant as specified in charter)
c/o Investors Bank & Trust Company 200 Clarendon Street Boston, Massachusetts 02116
(Address of principal executive offices)(Zip Code)
Michael P. Malloy, Esq. Secretary Drinker Biddle & Reath LLP One Logan Square 18th& Cherry Streets Philadelphia, PA 19103-6996
(Name and address of agent for service)

Registrant's telephone number, including area code:	1-800-442-8299

Date of fiscal year end:	October 31

Date of reporting period:	July 1, 2005 - June 30, 2006

Item 1. Proxy Voting Record.

Muni Intermediate Portfolio

The Muni Intermediate Portfolio, a series of the Registrant, did not hold any portfolio securities with respect to which the Portfolio was entitled to vote during the period from July 1, 2005 through June 30, 2006.

New Jersey Muni Portfolio

The New Jersey Muni Portfolio, a series of the Registrant, did not hold any portfolio securities with respect to which the Portfolio was entitled to vote during the period from July 1, 2005 through June 30, 2006.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Glenmede Portfolios

By (Signature and Title)*	/s/ Mary Ann B. Wirts
Mary Ann B. Wirts President and Treasurer (Principal Executive Officer and Principal Financial Officer)

Date	August 28, 2006

*Print the name and title of each signing officer under his or her signature.